Leases (Details) - Schedule of lease expenses - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease expenses [Abstract]
Operating lease cost	¥ 92,385	¥ 77,406
Short term lease cost	14,219	15,148
Total	¥ 106,604	¥ 92,554